Financial assets, liabilities and financial results (telecom activities) - Market value of derivatives - Components (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ 484	€ (311)	€ 324
Derivatives held for trading	(79)	(199)	(187)
Net derivatives	405	(510)	138
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ 484	(311)	328
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives		€ 0	€ (4)